Accounting policies - Non-current assets and liabilities associated with non-current assets held for sale (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Maximum percentage of appraisal company's total billings to Group	15.00%
Fair value less costs to sell of non-current assets held for sale exceeding carrying amount	€ 631	€ 567
Spain
Disclosure of fair value measurement of assets [line items]
Percentage of entity's total non-current assets held for sale	90.00%